RELATED PARTY DISCLOSURES (Details) - CAD ($)	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY DISCLOSURES
Amount owed to related parties	$ 107,357	$ 68,426
Director fees	194,031	11,668
Luis Berruga
RELATED PARTY DISCLOSURES
Amount owed to related parties	0	0
Director fees	59,103	0
Rubsun Ho
RELATED PARTY DISCLOSURES
Amount owed to related parties	0	0
Director fees	52,300	5,000
Ungad Chadda
RELATED PARTY DISCLOSURES
Amount owed to related parties	0	0
Director fees	52,300	5,000
Jose Manuel Calderon
RELATED PARTY DISCLOSURES
Amount owed to related parties	0	0
Director fees	30,329	0
Doug Harris
RELATED PARTY DISCLOSURES
Consulting fees	84,620	36,000
Amount owed to related parties	53,091	0
Max Kaplan
RELATED PARTY DISCLOSURES
Consulting fees	68,388	0
Amount owed to related parties	0	0
Jon Matonis
RELATED PARTY DISCLOSURES
Consulting fees	54,953	18,000
Amount owed to related parties	0	0
Andrew McDonald
RELATED PARTY DISCLOSURES
Consulting fees	92,500	0
Amount owed to related parties	0	0
Fasken
RELATED PARTY DISCLOSURES
Consulting fees	490,375	343,300
Amount owed to related parties	$ 54,266	$ 203,284